Basis of Presentation of the Consolidated Financial Statements - Capital Increase in Colombia Telecommunicaciones (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 COP ($)
Colombia Telecomunicaciones, S.A., ESP | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of subsidiaries [line items]
Consideration paid for the acquisition of control		€ 147	$ 509,975
Colombia Telecomunicaciones, S.A., ESP
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	67.50%